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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 14.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 1.1%
Light Servicos de Eletricidade SA/Energia SA(b)
05/03/2023	7.250%		4,500,000	4,283,424
China 0.2%
Studio City Co., Ltd.(b)
11/30/2021	7.250%		896,000	909,535
Colombia 1.4%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		2,505,000	2,530,779
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		3,300,000	3,098,957
Total				5,629,736
Ghana 1.0%
Tullow Oil PLC(b)
03/01/2025	7.000%		4,450,000	4,084,913
Guatemala 1.0%
Energuate Trust(b)
05/03/2027	5.875%		4,400,000	4,137,553
Indonesia 3.4%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		4,707,000	4,124,509
Golden Legacy Pte. Ltd.(b)
06/07/2021	8.250%		2,000,000	2,040,854
Indo Energy Finance II BV(b)
01/24/2023	6.375%		3,950,000	3,744,395
Star Energy Geothermal Wayang Windu Ltd.(b)
04/24/2033	6.750%		4,434,210	3,972,839
Total				13,882,597
Mexico 3.4%
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		2,000,000	1,737,404
Elementia SAB de CV(b)
01/15/2025	5.500%		3,700,000	3,349,588
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		4,297,000	4,159,582
Grupo Televisa SAB
05/14/2043	7.250%	MXN	59,800,000	1,899,656
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%	3,400,000	2,904,739
Total			14,050,969
South Africa 1.6%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%	4,500,000	4,546,246
SASOL Financing USA LLC
03/27/2024	5.875%	2,113,000	2,109,607
Total			6,655,853
Ukraine 0.5%
MHP SA(b)
04/03/2026	6.950%	2,095,000	1,809,320
United Kingdom 0.4%
Vedanta Resources PLC(b)
07/30/2022	6.375%	1,900,000	1,745,313
Total Corporate Bonds & Notes (Cost $63,632,641)			57,189,213

Foreign Government Obligations(a),(d) 73.7%

Argentina 6.4%
Argentine Republic Government International Bond
01/11/2023	4.625%	2,000,000	1,667,858
04/22/2026	7.500%	2,862,000	2,429,580
01/26/2027	6.875%	3,991,000	3,220,310
01/11/2028	5.875%	1,950,000	1,461,560
07/06/2028	6.625%	1,150,000	892,152
07/06/2036	7.125%	1,500,000	1,115,082
01/11/2048	6.875%	5,500,000	3,965,176
Argentine Republic Government International Bond(c)
12/31/2033	8.280%	4,065,910	3,416,837
Provincia de Buenos Aires(b)
06/15/2027	7.875%	4,665,000	3,600,055
Provincia de Cordoba(b)
09/01/2024	7.450%	2,563,000	2,128,866
08/01/2027	7.125%	3,100,000	2,392,955
Total			26,290,431
Belarus 1.3%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	300,000	301,561
06/29/2027	7.625%	2,500,000	2,520,052
02/28/2030	6.200%	2,600,000	2,341,472
Total			5,163,085
Columbia Emerging Markets Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 7.0%
Brazil Notas do Tesouro Nacional Serie F
01/01/2027	10.000%	BRL	3,000,000	8,180,668
Brazilian Government International Bond
01/07/2041	5.625%		7,000,000	6,458,529
Petrobras Global Finance BV
01/27/2025	5.299%		2,912,000	2,751,802
01/17/2027	7.375%		6,500,000	6,720,142
01/27/2028	5.999%		4,682,000	4,405,982
Total				28,517,123
China 4.7%
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		2,900,000	2,938,718
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%		4,100,000	4,056,089
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		2,900,000	2,736,431
Syngenta Finance NV(b)
04/24/2028	5.182%		10,400,000	9,411,823
Total				19,143,061
Croatia 0.9%
Croatia Government International Bond(b)
01/26/2024	6.000%		3,517,000	3,765,515
Dominican Republic 5.8%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/2023	7.000%		1,588,000	1,605,306
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	197,000,000	4,024,211
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	126,499,000	2,672,438
03/04/2022	10.375%	DOP	100,000,000	2,002,797
02/15/2023	8.900%	DOP	40,000,000	773,881
01/25/2027	5.950%		5,820,000	5,705,020
04/30/2044	7.450%		6,000,000	6,084,186
01/27/2045	6.850%		900,000	860,335
Total				23,728,174
Ecuador 1.7%
Ecuador Government International Bond(b)
12/13/2026	9.650%		6,300,000	5,867,637
Petroamazonas EP(b)
11/06/2020	4.625%		1,200,000	1,122,582
Total				6,990,219
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 2.7%
Egypt Government International Bond(b)
01/31/2027	7.500%		2,300,000	2,217,414
02/21/2028	6.588%		2,600,000	2,338,755
04/30/2040	6.875%		2,400,000	1,968,547
01/31/2047	8.500%		2,400,000	2,198,090
02/21/2048	7.903%		2,500,000	2,182,903
Total				10,905,709
El Salvador 1.8%
El Salvador Government International Bond(b)
01/18/2027	6.375%		3,448,000	3,135,504
01/18/2027	6.375%		500,000	454,685
04/10/2032	8.250%		2,059,000	2,048,408
06/15/2035	7.650%		1,636,000	1,527,105
Total				7,165,702
Honduras 0.2%
Honduras Government International Bond(b)
01/19/2027	6.250%		892,000	873,062
Indonesia 2.9%
Indonesia Asahan Aluminium Persero PT(b)
11/15/2028	6.530%		2,000,000	2,065,936
Pertamina Persero PT(b)
11/07/2048	6.500%		2,200,000	2,248,809
PT Pertamina Persero(b)
05/27/2041	6.500%		1,000,000	1,020,885
05/03/2042	6.000%		6,600,000	6,397,037
Total				11,732,667
Ivory Coast 3.1%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%		8,427,000	7,587,148
03/22/2030	5.250%	EUR	300,000	302,446
06/15/2033	6.125%		1,266,000	1,057,386
03/22/2048	6.625%	EUR	3,700,000	3,626,215
Total				12,573,195
Kazakhstan 3.2%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		2,400,000	2,753,071
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		4,300,000	4,091,781
KazMunayGas National Co. JSC(b)
04/24/2025	4.750%		1,700,000	1,657,599
04/24/2030	5.375%		4,600,000	4,391,988
Total				12,894,439

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 7.2%
Petroleos Mexicanos(b)
11/24/2021	7.650%	MXN	54,300,000	2,446,449
09/12/2024	7.190%	MXN	3,440,000	133,454
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	1,824,247
03/13/2027	6.500%		12,940,000	12,102,471
06/02/2041	6.500%		6,753,000	5,581,773
01/23/2045	6.375%		6,300,000	5,068,709
09/21/2047	6.750%		3,000,000	2,484,600
Total				29,641,703
Morocco 0.4%
OCP SA(b)
04/25/2024	5.625%		1,800,000	1,808,197
Nigeria 3.4%
Nigeria Government International Bond(b)
11/21/2025	7.625%		1,000,000	963,769
11/28/2027	6.500%		5,661,000	4,936,415
01/21/2031	8.747%		1,600,000	1,545,363
02/16/2032	7.875%		7,100,000	6,379,336
Total				13,824,883
Oman 3.8%
Oman Government International Bond(b)
01/17/2028	5.625%		9,100,000	8,430,549
01/17/2048	6.750%		5,300,000	4,633,361
Oman Sovereign Sukuk SAOC(b)
10/31/2025	5.932%		2,550,000	2,526,117
Total				15,590,027
Pakistan 0.3%
Pakistan Government International Bond(b)
03/31/2036	7.875%		1,600,000	1,426,056
Paraguay 0.7%
Paraguay Government International Bond(b)
08/11/2044	6.100%		2,900,000	2,906,090
Russian Federation 1.6%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.376%		3,629,000	3,545,341
Gazprom OAO Via Gaz Capital SA(b)
08/16/2037	7.288%		2,629,000	2,854,878
Total				6,400,219
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Senegal 1.1%
Senegal Government International Bond(b)
07/30/2024	6.250%		446,000	428,289
05/23/2033	6.250%		4,600,000	3,894,641
Total				4,322,930
South Africa 3.1%
Eskom Holdings SOC Ltd.(b)
08/10/2028	6.350%		1,524,000	1,437,197
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	138,000,000	8,870,068
Republic of South Africa Government International Bond
06/22/2030	5.875%		1,900,000	1,796,737
Transnet SOC Ltd.(b)
07/26/2022	4.000%		776,000	724,247
Total				12,828,249
Sri Lanka 1.6%
Sri Lanka Government International Bond(b)
04/18/2023	5.750%		1,300,000	1,160,883
07/18/2026	6.825%		2,615,000	2,328,540
05/11/2027	6.200%		2,042,000	1,721,083
04/18/2028	6.750%		1,591,000	1,378,933
Total				6,589,439
Trinidad and Tobago 0.9%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%		4,014,000	3,893,897
Turkey 3.7%
Export Credit Bank of Turkey(b)
05/03/2024	6.125%		2,100,000	1,871,627
Turkey Government International Bond
03/25/2027	6.000%		6,400,000	5,753,965
05/30/2040	6.750%		2,473,000	2,128,756
02/17/2045	6.625%		6,600,000	5,554,652
Total				15,309,000
Ukraine 2.8%
Ukraine Government International Bond(b)
02/01/2024	8.994%		1,700,000	1,604,608
09/01/2024	7.750%		2,100,000	1,874,616
09/01/2026	7.750%		3,455,000	2,974,382
09/25/2032	7.375%		4,900,000	3,963,301
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%		900,000	880,595
Total				11,297,502

Columbia Emerging Markets Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela 1.4%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%		32,627,059	5,170,116
11/15/2026	0.000%		3,772,636	591,897
Total				5,762,013
Total Foreign Government Obligations (Cost $341,840,771)				301,342,587

Treasury Bills 4.7%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 1.3%
Argentina Treasury Bills
04/30/2019	(14.120)%	ARS	187,000,000	5,265,890
Egypt 1.4%
Egypt Treasury Bills
04/16/2019	19.570%	EGP	112,000,000	5,825,501
Treasury Bills (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria 2.0%
Nigeria Treasury Bills
01/17/2019	5.490%	NGN	3,000,000,000	8,108,827
Total Treasury Bills (Cost $19,313,132)				19,200,218

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(f),(g)	21,045,248	21,043,143
Total Money Market Funds (Cost $21,043,143)		21,043,143
Total Investments in Securities (Cost $445,829,687)		398,775,161
Other Assets & Liabilities, Net		10,065,450
Net Assets		$408,840,611

At November 30, 2018, securities and/or cash totaling $263,754 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,687,000 EUR	4,222,909 USD	Credit Suisse	01/11/2019	32,388	—
139,722,033 MXN	6,753,380 USD	Morgan Stanley	01/11/2019	—	(70,303)
31,859,000 BRL	8,466,060 USD	Standard Chartered Bank	01/11/2019	244,546	—
62,862,712 ZAR	4,424,116 USD	TD Securities	01/11/2019	—	(90,591)
Total				276,934	(160,894)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	93	03/2019	USD	14,093,747	—	(3,842)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(47)	03/2019	USD	(5,975,852)	—	(21,031)
4	Columbia Emerging Markets Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $256,670,881, which represents 62.78% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2018.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2018, the total value of these securities amounted to $5,762,013, which represents 1.41% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	19,453,714	52,081,667	(50,490,133)	21,045,248	—	—	110,265	21,043,143
Currency Legend
ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Emerging Markets Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	57,189,213	—	—	57,189,213
Foreign Government Obligations	—	301,342,587	—	—	301,342,587
Treasury Bills	—	19,200,218	—	—	19,200,218
Money Market Funds	—	—	—	21,043,143	21,043,143
Total Investments in Securities	—	377,732,018	—	21,043,143	398,775,161
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	276,934	—	—	276,934
Liability
Forward Foreign Currency Exchange Contracts	—	(160,894)	—	—	(160,894)
Futures Contracts	(24,873)	—	—	—	(24,873)
Total	(24,873)	377,848,058	—	21,043,143	398,866,328
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Emerging Markets Bond Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 18, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2019